PGIM Jennison Growth Fund
Schedule of Investments (unaudited) as of June 30, 2025
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks
Aerospace & Defense 4.1%
Axon Enterprise, Inc.*(a)	58,488	$48,424,555
Boeing Co. (The)*	920,948	192,966,234
General Electric Co.	450,687	116,002,327
		357,393,116
Automobiles 2.0%
Tesla, Inc.*	550,190	174,773,355
Biotechnology 2.1%
Vertex Pharmaceuticals, Inc.*(a)	408,667	181,938,549
Broadline Retail 8.7%
Amazon.com, Inc.*	2,994,876	657,045,845
MercadoLibre, Inc. (Brazil)*	39,471	103,162,590
		760,208,435
Capital Markets 2.0%
Goldman Sachs Group, Inc. (The)	68,988	48,826,257
KKR & Co., Inc.	215,623	28,684,328
LPL Financial Holdings, Inc.	109,987	41,241,825
Moody’s Corp.	106,594	53,466,485
		172,218,895
Consumer Staples Distribution & Retail 3.8%
Costco Wholesale Corp.	179,706	177,898,158
Walmart, Inc.	1,639,780	160,337,688
		338,235,846
Electric Utilities 1.4%
Constellation Energy Corp.	394,424	127,304,290
Entertainment 8.3%
Netflix, Inc.*	328,881	440,414,414
Spotify Technology SA*	145,701	111,802,205
Walt Disney Co. (The)	1,421,332	176,259,381
		728,476,000
Financial Services 4.7%
Mastercard, Inc. (Class A Stock)	431,988	242,751,337
Visa, Inc. (Class A Stock)	467,022	165,816,161
		408,567,498
Ground Transportation 1.2%
Uber Technologies, Inc.*	1,135,768	105,967,154
Health Care Equipment & Supplies 3.2%
Boston Scientific Corp.*	203,769	21,886,828
Dexcom, Inc.*	812,321	70,907,500
Edwards Lifesciences Corp.*	1,002,564	78,410,531
Intuitive Surgical, Inc.*	201,096	109,277,577
		280,482,436

PGIM Jennison Growth Fund

PGIM Jennison Growth Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 2.3%
Airbnb, Inc. (Class A Stock)*	323,958	$42,872,602
Cava Group, Inc.*	227,620	19,172,432
Hilton Worldwide Holdings, Inc.	392,465	104,529,128
Starbucks Corp.	369,733	33,878,635
		200,452,797
Insurance 0.8%
Progressive Corp. (The)	275,793	73,598,120
Interactive Media & Services 9.2%
Alphabet, Inc. (Class A Stock)	804,120	141,710,067
Alphabet, Inc. (Class C Stock)	798,530	141,651,237
Meta Platforms, Inc. (Class A Stock)	706,330	521,335,110
		804,696,414
IT Services 1.6%
Shopify, Inc. (Canada) (Class A Stock)*	389,869	44,971,389
Snowflake, Inc. (Class A Stock)*	412,176	92,232,624
		137,204,013
Media 0.8%
Trade Desk, Inc. (The) (Class A Stock)*	939,955	67,667,361
Pharmaceuticals 4.4%
AstraZeneca PLC (United Kingdom), ADR	589,903	41,222,422
Eli Lilly & Co.	328,952	256,427,952
Novo Nordisk A/S (Denmark), ADR(a)	1,304,601	90,043,561
		387,693,935
Semiconductors & Semiconductor Equipment 17.1%
Broadcom, Inc.	1,573,748	433,803,636
NVIDIA Corp.	5,405,140	853,958,069
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	550,606	124,706,753
Texas Instruments, Inc.	414,749	86,110,187
		1,498,578,645
Software 13.5%
AppLovin Corp. (Class A Stock)*	124,906	43,727,092
Cadence Design Systems, Inc.*	502,524	154,852,770
Crowdstrike Holdings, Inc. (Class A Stock)*	307,428	156,576,155
Datadog, Inc. (Class A Stock)*	363,109	48,776,432
HubSpot, Inc.*	67,238	37,426,688
Microsoft Corp.	1,155,787	574,900,012
Salesforce, Inc.	127,569	34,786,791
ServiceNow, Inc.*	129,462	133,097,293
		1,184,143,233
Specialty Retail 2.5%
Industria de Diseno Textil SA (Spain)	824,984	43,036,736
O’Reilly Automotive, Inc.*	1,022,866	92,190,913
TJX Cos., Inc. (The)	658,965	81,375,588
		216,603,237

PGIM Jennison Growth Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	1,866,422	$382,933,802
Textiles, Apparel & Luxury Goods 1.4%
adidas AG (Germany)	266,902	62,302,914
NIKE, Inc. (Class B Stock)	848,431	60,272,538
		122,575,452

Total Long-Term Investments (cost $3,317,816,343)		8,711,712,583

Short-Term Investments 1.8%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)	54,015,540	54,015,540
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $99,550,308; includes $98,767,382 of cash collateral for securities on loan)(b)(wb)	99,623,479	99,553,742

Total Short-Term Investments (cost $153,565,848)		153,569,282

TOTAL INVESTMENTS 101.3% (cost $3,471,382,191)		8,865,281,865
Liabilities in excess of other assets (1.3)%		(114,072,245)

Net Assets 100.0%		$8,751,209,620

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,544,241; cash collateral of $98,767,382 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Jennison Growth Fund